Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

SHARE REPURCHASES AND EXECUTIVE COMPENSATION

We view share repurchases as another way of returning profits to shareholders in addition to regular dividends. We purchased and retired 2.2 million shares at a cost of $533 million during the first half of 2025. However, such activity had no resulting impact on 2025 executive compensation. In addition, we have suspended our share repurchase program in connection with our entry into the merger agreement with Union Pacific. Even if share repurchase activity occurs again, as part of our balanced capital allocation strategy, its impact on executive compensation is minimal and any risk is already sufficiently guarded against by strong existing oversight.

In consultation with our CFO, the Audit and Finance Committee oversees our capital structure, including recommending for approval by the Board any share repurchase activity. The priority of our capital allocation is to invest in capital projects to maintain safe operations and also to drive future growth and capacity of the railroad. We annually reinvest in the business, with over half of our capital spend each year dedicated to maintaining safe operations. It is only the surplus cash/liquidity remaining after reinvesting in our operations that we distribute to shareholders. The first method of shareholder distribution is via our regular quarterly dividend. When there is additional cash/liquidity available to shareholders, which again varies depending on the economic environment, we may elect to distribute a portion to shareholders in the form of share repurchases. This blended approach is an important part of our capital allocation strategy, consistent with market practice, and attractive to our shareholders. That said, we do not believe that our share repurchase activity meaningfully impacts our executive compensation outcomes, primarily because one of the metrics that would be aided by such activity, earnings per share, is not a metric that we currently use in our executive compensation program.

As previously noted, the Committee has significant oversight of our executive compensation program, including the authority to exercise negative discretion to reduce the payouts under the applicable incentive award program, including if the Committee determines that executive compensation does not align with our shareholders’ interests, as evidenced when the Committee exercised its negative discretion in early 2024 to reduce annual incentive payments to our former President & CEO and our Executive Vice Presidents to zero.

Accordingly, the Board believes our current governance structure provides appropriate oversight of both capital allocation decisions and executive compensation, ensuring that share repurchases serve the interests of shareholders while maintaining the integrity of our compensation framework.

Consistent with this practice, during the first quarter of fiscal 2025, the Committee awarded options to our NEOs on January 30, 2025, one full trading day after the Company released earnings and held its quarterly earnings call, which in the Company’ view, included all material nonpublic information for the prior period. As a result, in the Company’s view, the Committee did not grant options during the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Notwithstanding the foregoing, we are providing the following information relating to options awarded to our NEOs on January 30, 2025, which was one business day after we filed a press release with our fourth quarter and full year financial results:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)

Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately Prior to
the Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material Nonpublic
Information

Mark R. George	1/30/2025	26,337	257.26	2,300,010	1.93%
Jason A. Zampi	1/30/2025	5,954	257.26	519,963	1.93%
John F. Orr	1/30/2025	7,099	257.26	619,956	1.93%
Claude E. Elkins	1/30/2025	6,870	257.26	599,957	1.93%
Anil Bhatt	1/30/2025	5,668	257.26	494,986	1.93%

Awards Close in Time to MNPI Disclosures, Table	we are providing the following information relating to options awarded to our NEOs on January 30, 2025, which was one business day after we filed a press release with our fourth quarter and full year financial results:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)

Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately Prior to
the Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material Nonpublic
Information

Mark R. George	1/30/2025	26,337	257.26	2,300,010	1.93%
Jason A. Zampi	1/30/2025	5,954	257.26	519,963	1.93%
John F. Orr	1/30/2025	7,099	257.26	619,956	1.93%
Claude E. Elkins	1/30/2025	6,870	257.26	599,957	1.93%
Anil Bhatt	1/30/2025	5,668	257.26	494,986	1.93%

Mark R. George [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark R. George
Underlying Security Market Price Change	1.93
Number of Securities Underlying the Award | shares	26,337
Exercise Price of the Award | $ / shares	$ 257.26
Grant Date Fair Value of the Award | $	$ 2,300,010
Jason A. Zampi [Member]
Awards Close in Time to MNPI Disclosures
Name	Jason A. Zampi
Underlying Security Market Price Change	1.93
Number of Securities Underlying the Award | shares	5,954
Exercise Price of the Award | $ / shares	$ 257.26
Grant Date Fair Value of the Award | $	$ 519,963
John F. Orr [Member]
Awards Close in Time to MNPI Disclosures
Name	John F. Orr
Underlying Security Market Price Change	1.93
Number of Securities Underlying the Award | shares	7,099
Exercise Price of the Award | $ / shares	$ 257.26
Grant Date Fair Value of the Award | $	$ 619,956
Claude E. Elkins [Member]
Awards Close in Time to MNPI Disclosures
Name	Claude E. Elkins
Underlying Security Market Price Change	1.93
Number of Securities Underlying the Award | shares	6,870
Exercise Price of the Award | $ / shares	$ 257.26
Grant Date Fair Value of the Award | $	$ 599,957
Anil Bhatt [Member]
Awards Close in Time to MNPI Disclosures
Name	Anil Bhatt
Underlying Security Market Price Change	1.93
Number of Securities Underlying the Award | shares	5,668
Exercise Price of the Award | $ / shares	$ 257.26
Grant Date Fair Value of the Award | $	$ 494,986